Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of finance income and costs

Recognized in the statement of profit or loss:

	31 December	31 December	31 December
	2022	2021	2020
Interest income	1,377,562	1,366,532	859,995
Currency protected time deposit	1,055,227	—	—
Cash flow hedges – reclassified to profit or loss	—	3,539,243	3,363,094
Net fair value gains on derivative financial instruments and interest	—	2,040,291	986,699
Other	56,124	74,463	56,270
Finance income	2,488,913	7,020,529	5,266,058

Net foreign exchange losses	(4,287,397)	(11,189,399)	(6,126,969)
Net interest expenses for financial assets and liabilities measured at amortized cost	(3,018,800)	(2,116,574)	(2,078,171)
Net fair value losses on derivative financial instruments and interest	(3,993,810)	—	—
Cash flow hedges - reclassified to profit or loss	3,795,332	—	—
Other	(126,207)	(63,547)	(69,834)
Finance costs	(7,630,882)	(13,369,520)	(8,274,974)
Monetary gain (loss)	4,713,822	2,915,848	(534,673)
Net finance costs	(428,147)	(3,433,143)	(3,543,589)